Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 207,863,887	$ 150,838,197
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	130,812,383	81,505,018
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	29,080,766	10,610,974
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	37,213,538	48,667,135
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	10,736,562	10,010,255
USA [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	2,818	24,116
Europe [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	17,256	18,210
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 564	$ 2,489